UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
9/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon International Equity Fund
BNY Mellon Small Cap Value Fund
BNY Mellon Small/Mid Cap Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class A – NIEAX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$117	1.04%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 25.66%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	18.42%	8.68%	6.36%
without Sales Charge	25.66%	9.98%	6.99%
MSCI EAFE® Index	14.99%	11.15%	8.17%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

United Kingdom
23.3%
Japan
22.2%
France
14.2%
Germany
9.8%
Netherlands
5.2%
Hong Kong
4.8%
Spain
4.4%
Switzerland
3.6%
United States
3.4%
China
3.1%
Ireland
1.5%
Italy
1.5%
Belgium
1.1%
Net Other Assets and Liabilities
1.9%

How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6916AR0925

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class C – NIECX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$201	1.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 24.72%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	23.88%	*	9.16%	6.19%
without Deferred Sales Charge	24.72%		9.16%	6.19%
MSCI EAFE® Index	14.99%		11.15%	8.17%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6917AR0925

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class I – SNIEX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$89	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 25.94%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	25.94%	10.26%	7.27%
MSCI EAFE® Index	14.99%	11.15%	8.17%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6912AR0925

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class Y – NIEYX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$89	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 25.96%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	25.96%	10.25%	7.29%
MSCI EAFE® Index	14.99%	11.15%	8.17%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0952AR0925

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class A – RUDAX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$152	1.47%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 6.14%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.02%	12.01%	8.19%
without Sales Charge	6.14%	13.34%	8.83%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Periods prior to the inception date of the Fund’s Class A shares (8/1/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
24.4%
Industrials
16.2%
Consumer Discretionary
11.3%
Real Estate
9.2%
Health Care
7.9%
Energy
7.5%
Information Technology
7.3%
Investment Companies
6.5%
Materials
4.1%
Utilities
4.1%
Communication Services
3.2%
Consumer Staples
1.4%
Net Other Assets and Liabilities
-3.1%

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4032AR0925

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class C – BOSCX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$238	2.32%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 5.28%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.36%	*	12.38%	7.98%
without Deferred Sales Charge	5.28%		12.38%	7.98%
Russell 3000® Index (broad-based index)	17.41%		15.74%	14.71%
Russell 2000® Value Index	7.88%		14.59%	9.23%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
Periods prior to the inception date of the Fund’s Class C shares (8/1/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4033AR0925

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class I – STSVX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$119	1.15%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 6.50%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	6.50%	13.71%	9.15%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6944AR0925

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class Y – BOSYX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$114	1.10%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 6.55%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	6.55%	13.77%	9.20%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Periods prior to the inception date of the Fund’s Class Y shares (8/1/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0250AR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class A – DBMAX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	0.97%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 18.74%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.93%	0.58%	10.69%
without Sales Charge	18.74%	1.77%	11.35%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Industrials
29.3%
Information Technology
23.2%
Health Care
19.1%
Financials
10.3%
Consumer Discretionary
10.0%
Consumer Staples
3.6%
Materials
2.8%
Investment Companies
1.5%
Real Estate
0.2%
Net Other Assets and Liabilities
0.0%*

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6921AR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class C – DBMCX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$197	1.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 17.74%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.74%	*	0.95%	10.48%
without Deferred Sales Charge	17.74%		0.95%	10.48%
Russell 3000® Index (broad-based index)	17.41%		15.74%	14.71%
Russell 2500™ Growth Index	12.62%		7.76%	10.93%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6922AR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class I – SDSCX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$81	0.74%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 18.99%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	18.99%	2.01%	11.62%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6928AR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class Y – DBMYX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$70	0.64%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 19.11%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	19.11%	2.10%	11.73%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0187AR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class Z – DBMZX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$91	0.83%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Z shares returned 18.91%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Z	18.91%	1.93%	11.56%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Periods prior to the inception date of the Fund’s Class Z shares (1/19/2018) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Z shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4118AR0925

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $136,400 in 2024 and $101,700 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $23,900 in 2024 and $18,500 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $5,102,266 in 2024 and $5,175,452 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-

approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2024 and $0 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

BNY Mellon International Equity Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2025

Class	Ticker
A	NIEAX
C	NIECX
I	SNIEX
Y	NIEYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

Description	Shares	Value ($)
Common Stocks — 93.0%
Belgium — 1.1%
UCB SA	9,520	2,626,585
China — 3.1%
Contemporary Amperex Technology Co. Ltd., Cl. A	44,600	2,518,694
Tencent Holdings Ltd.	55,700	4,745,482
		7,264,176
Denmark — .7%
Novo Nordisk A/S, Cl. B	29,718	1,610,920
France — 14.2%
Arkema SA	49,628	3,123,044
BNP Paribas SA	85,409	7,754,222
Cie Generale des Etablissements Michelin SCA	84,211	3,019,427
LVMH Moet Hennessy Louis Vuitton SE	5,029	3,073,187
Publicis Groupe SA	23,612	2,264,306
Schneider Electric SE	30,197	8,423,582
SCOR SE	166,146	5,851,911
		33,509,679
Germany — 7.4%
Daimler Truck Holding AG	73,056	3,003,714
Deutsche Lufthansa AG	224,558	1,900,334
E.ON SE	262,947	4,944,037
Fresenius SE & Co. KGaA	66,687	3,711,130
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,040	3,853,392
		17,412,607
Hong Kong — 4.8%
AIA Group Ltd.	703,312	6,746,669
Prudential PLC	331,489	4,640,982
		11,387,651
Ireland — 1.5%
Smurfit WestRock PLC	85,686	3,590,850
Italy — 1.5%
Prysmian SpA	36,137	3,571,475
Japan — 22.2%
Denso Corp.	264,700	3,822,341
East Japan Railway Co.	225,000	5,507,658
Ebara Corp.	117,400	2,685,629
Hitachi Ltd.	147,100	3,909,139
ITOCHU Corp.	112,500	6,409,879
Komatsu Ltd.	126,200	4,403,367
Kurita Water Industries Ltd.	55,500	1,894,847
Mitsubishi UFJ Financial Group, Inc.	295,000	4,775,535
Mizuho Financial Group, Inc.	56,000	1,888,819
Pan Pacific International Holdings Corp.	750,000	4,944,721
Santen Pharmaceutical Co. Ltd.	397,400	4,405,702
Sumitomo Mitsui Financial Group, Inc.	151,900	4,289,376
Suzuki Motor Corp.	253,900	3,709,308
		52,646,321
Netherlands — 5.2%
ASML Holding NV	8,703	8,461,325
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 93.0% (continued)
Netherlands — 5.2% (continued)
ING Groep NV	107,704	2,791,381
Signify NV(a)	41,763	1,093,410
		12,346,116
Spain — 4.4%
Repsol SA	447,943	7,922,796
Unicaja Banco SA(a)	926,119	2,533,433
		10,456,229
Switzerland — 3.6%
Glencore PLC	1,264,991	5,811,594
Nestle SA	29,077	2,668,999
		8,480,593
United Kingdom — 23.3%
AstraZeneca PLC	22,839	3,434,682
Babcock International Group PLC	341,945	6,116,428
Balfour Beatty PLC	430,438	3,745,458
Barclays PLC	1,248,261	6,372,673
BP PLC	902,126	5,165,494
GSK PLC	293,771	6,220,733
HSBC Holdings PLC	359,400	5,051,081
HSBC Holdings PLC	354,800	4,987,840
Informa PLC	162,318	2,003,134
Johnson Matthey PLC	216,654	5,856,697
Rio Tinto PLC	52,539	3,453,493
Shell PLC	48,033	1,709,628
Tate & Lyle PLC	156,690	947,453
		55,064,794
Total Common Stocks (cost $189,122,192)		219,967,996

Preferred Dividend Rate (%)
Preferred Stocks — 2.4%
Germany — 2.4%
Volkswagen AG (cost $6,230,147)	6.36	53,246	5,748,738

	1-Day Yield (%)
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $7,919,100)	4.28	7,919,100	7,919,100
Total Investments (cost $203,271,439)		98.8%	233,635,834
Cash and Receivables (Net)		1.2%	2,876,015
Net Assets		100.0%	236,511,849

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $3,626,843 or 1.5% of net assets.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
4

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 9/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.4%	3,518,986	139,507,972	(135,107,858)	7,919,100	176,890
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	2,821,323	(2,821,323)	-	124††
Total - 3.4%	3,518,986	142,329,295	(137,929,181)	7,919,100	177,014

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	195,352,339	225,716,734
Affiliated issuers	7,919,100	7,919,100
Cash denominated in foreign currency	317,576	317,475
Receivable for investment securities sold		2,711,522
Tax reclaim receivable—Note 1(b)		2,012,241
Dividends and securities lending income receivable		712,650
Receivable for shares of Beneficial Interest subscribed		134,355
Prepaid expenses		27,607
		239,551,684
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		134,882
Payable for investment securities purchased		2,716,101
Payable for shares of Beneficial Interest redeemed		131,823
Trustees’ fees and expenses payable		2,831
Other accrued expenses		54,198
		3,039,835
Net Assets ($)		236,511,849
Composition of Net Assets ($):
Paid-in capital		175,681,814
Total distributable earnings (loss)		60,830,035
Net Assets ($)		236,511,849

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	9,088,754	726,945	103,158,014	123,538,136
Shares Outstanding	461,517	37,791	5,313,204	6,415,967
Net Asset Value Per Share ($)	19.69	19.24	19.42	19.25
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income ($):
Income:
Cash dividends (net of $735,004 foreign taxes withheld at source):
Unaffiliated issuers	6,906,151
Affiliated issuers	176,890
Affiliated income net of rebates from securities lending—Note 1(c)	124
Total Income	7,083,165
Expenses:
Management fee—Note 3(a)	1,673,517
Professional fees	116,215
Shareholder servicing costs—Note 3(c)	108,734
Registration fees	68,969
Custodian fees—Note 3(c)	58,275
Interest expense—Note 2	36,066
Chief Compliance Officer fees—Note 3(c)	26,669
Trustees’ fees and expenses—Note 3(d)	25,161
Prospectus and shareholders’ reports	20,558
Shareholder and regulatory reports service fees—Note 3(c)	12,167
Loan commitment fees—Note 2	4,579
Distribution Plan fees—Note 3(b)	3,674
Miscellaneous	27,069
Total Expenses	2,181,653
Less—reduction in expenses due to undertaking—Note 3(a)	(397,239)
Less—reduction in fees due to earnings credits—Note 3(c)	(216)
Net Expenses	1,784,198
Net Investment Income	5,298,967
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	47,946,350
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,725,701)
Net Realized and Unrealized Gain (Loss) on Investments	36,220,649
Net Increase in Net Assets Resulting from Operations	41,519,616
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
Operations ($):
Net investment income	5,298,967	3,586,063
Net realized gain (loss) on investments	47,946,350	76,474,797
Net change in unrealized appreciation (depreciation) on investments	(11,725,701)	(9,959,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,519,616	70,101,818
Distributions ($):
Distributions to shareholders:
Class A	(2,552,380)	(508,374)
Class C	(144,488)	(28,695)
Class I	(30,629,902)	(6,738,295)
Class Y	(46,078,891)	(16,712,206)
Total Distributions	(79,405,661)	(23,987,570)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,597,142	774,536
Class C	332,462	23,481
Class I	46,966,311	14,863,901
Class Y	18,790,257	17,219,425
Distributions reinvested:
Class A	2,540,486	508,105
Class C	144,488	28,694
Class I	29,758,893	6,525,677
Class Y	24,170,600	8,989,270
Cost of shares redeemed:
Class A	(3,379,103)	(3,273,918)
Class C	(154,846)	(164,207)
Class I	(66,641,271)	(25,631,328)
Class Y	(74,643,521)	(122,307,320)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(19,518,102)	(102,443,684)
Total Increase (Decrease) in Net Assets	(57,404,147)	(56,329,436)
Net Assets ($):
Beginning of Period	293,915,996	350,245,432
End of Period	236,511,849	293,915,996
8

	Year Ended September 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(a)
Shares sold	145,870	35,816
Shares issued for distributions reinvested	170,847	24,785
Shares redeemed	(200,910)	(158,725)
Net Increase (Decrease) in Shares Outstanding	115,807	(98,124)
Class C
Shares sold	17,002	1,075
Shares issued for distributions reinvested	9,890	1,416
Shares redeemed	(7,977)	(7,694)
Net Increase (Decrease) in Shares Outstanding	18,915	(5,203)
Class I(a)
Shares sold	2,852,198	704,631
Shares issued for distributions reinvested	2,034,101	321,779
Shares redeemed	(4,131,273)	(1,215,182)
Net Increase (Decrease) in Shares Outstanding	755,026	(188,772)
Class Y(a)
Shares sold	1,143,692	811,022
Shares issued for distributions reinvested	1,665,789	445,675
Shares redeemed	(4,196,333)	(5,753,642)
Net Increase (Decrease) in Shares Outstanding	(1,386,852)	(4,496,945)

(a)
During the period ended September 30, 2025, 519 Class Y shares representing $11,576 were exchanged for 512 Class A shares and 113,334 Class Y shares representing $1,946,852 were exchanged for 112,450 Class I shares. During the period ended September 30, 2024, 206,495 Class Y shares representing
$4,341,849 were exchanged for 205,360 Class I shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.37	20.22	17.36	25.37	21.07
Investment Operations:
Net investment income(a)	.38	.20	.33	.25	.23
Net realized and unrealized gain (loss) on investments	3.23	4.35	3.19	(7.46)	4.39
Total from Investment Operations	3.61	4.55	3.52	(7.21)	4.62
Distributions:
Dividends from net investment income	(.34 )	(.41 )	(.35 )	(.80 )	(.32 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(7.29)	(1.40)	(.66 )	(.80 )	(.32 )
Net asset value, end of period	19.69	23.37	20.22	17.36	25.37
Total Return (%)(b)	25.66	23.45	20.33	(29.34)	22.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.23	1.20	1.16	1.17
Ratio of net expenses to average net assets(c)	1.04 (d)	1.08 (d)	1.07 (d)	1.07	1.07
Ratio of net investment income to average net assets(c)	2.13 (d)	.91 (d)	1.62 (d)	1.08	.93
Portfolio Turnover Rate	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	9,089	8,081	8,974	8,928	9,263

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Year Ended September 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	22.96	19.84	16.98	24.77	20.57
Investment Operations:
Net investment income(a)	.24	.01	.18	.06	.03
Net realized and unrealized gain (loss) on investments	3.17	4.30	3.12	(7.29)	4.29
Total from Investment Operations	3.41	4.31	3.30	(7.23)	4.32
Distributions:
Dividends from net investment income	(.18 )	(.20 )	(.13 )	(.56 )	(.12 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(7.13)	(1.19)	(.44 )	(.56 )	(.12 )
Net asset value, end of period	19.24	22.96	19.84	16.98	24.77
Total Return (%)(b)	24.72	22.53	19.43	(29.88)	21.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.13	2.13	2.07	1.98	1.95
Ratio of net expenses to average net assets(c)	1.79 (d)	1.83 (d)	1.82 (d)	1.82	1.82
Ratio of net investment income to average net assets(c)	1.38 (d)	.06 (d)	.89 (d)	.26	.14
Portfolio Turnover Rate	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	727	433	478	661	1,304

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.17	20.07	17.24	25.18	20.90
Investment Operations:
Net investment income(a)	.42	.26	.39	.30	.28
Net realized and unrealized gain (loss) on investments	3.18	4.30	3.16	(7.40)	4.36
Total from Investment Operations	3.60	4.56	3.55	(7.10)	4.64
Distributions:
Dividends from net investment income	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )
Net asset value, end of period	19.42	23.17	20.07	17.24	25.18
Total Return (%)	25.94	23.83	20.63	(29.19)	22.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	.95	.92	.89	.88
Ratio of net expenses to average net assets(b)	.79 (c)	.83 (c)	.82 (c)	.82	.82
Ratio of net investment income to average net assets(b)	2.39 (c)	1.19 (c)	1.90 (c)	1.34	1.14
Portfolio Turnover Rate	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	103,158	105,613	95,257	100,515	169,071

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Year Ended September 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.04	19.96	17.16	25.06	20.81
Investment Operations:
Net investment income(a)	.43	.23	.38	.29	.28
Net realized and unrealized gain (loss) on investments	3.13	4.31	3.14	(7.35)	4.33
Total from Investment Operations	3.56	4.54	3.52	(7.06)	4.61
Distributions:
Dividends from net investment income	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )
Net asset value, end of period	19.25	23.04	19.96	17.16	25.06
Total Return (%)	25.96	23.80	20.61	(29.17)	22.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.89	.85	.82	.82
Ratio of net expenses to average net assets	.79 (b),(c)	.83 (b),(c)	.82 (b),(c)	.82 (c)	.82
Ratio of net investment income to average net assets	2.39 (b),(c)	1.10 (b),(c)	1.88 (b),(c)	1.32 (c)	1.15
Portfolio Turnover Rate	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	123,538	179,789	245,538	299,931	535,448

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	219,967,996	—	—	219,967,996
Equity Securities - Preferred Stocks	5,748,738	—	—	5,748,738
15

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Investment Companies	7,919,100	—	—	7,919,100
	233,635,834	—	—	233,635,834

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2025, BNY earned $17 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks
16

NOTES TO FINANCIAL STATEMENTS (continued)
may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $22,518,171, undistributed capital gains $9,665,842 and unrealized appreciation $28,646,022.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows: ordinary income $23,375,317 and $7,761,017, and long-term capital gains $56,030,344 and $16,226,553, respectively.
During the period ended September 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $7,240,856 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all
17

NOTES TO FINANCIAL STATEMENTS (continued)
long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2025, the fund was charged $36,066 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2025 was approximately $669,315 with a related weighted average annualized interest rate of 5.39%. As of September 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2024 through January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77% of the value of the fund’s average daily net assets. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $397,239 during the period ended September 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended September 30, 2025, the Distributor retained $73 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2025, Class C shares were charged $3,674 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2025, Class A and Class C shares were charged $19,799 and $1,225, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2025, the fund was charged $4,429 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $216.
18

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2025, the fund was charged $58,275 pursuant to the custody agreement.
During the period ended September 30, 2025, the fund was charged $26,669 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended September 30, 2025, the Custodian was compensated $12,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $143,721, Distribution Plan fees of $373, Shareholder Services Plan fees of $1,960, Custodian fees of $9,200, Chief Compliance Officer fees of $4,908, Transfer Agent fees of $1,134 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $33,081.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2025, amounted to $504,477,572 and $603,789,840, respectively.
At September 30, 2025, the cost of investments for federal income tax purposes was $205,132,925; accordingly, accumulated net unrealized appreciation on investments was $28,502,909, consisting of $33,770,929 gross unrealized appreciation and $5,268,020 gross unrealized depreciation.
NOTE 5—
Plan of Reorganization:
The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares of the fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).
It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon International Equity Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Equity Fund (the Fund), a series of BNY Mellon Investment Funds I, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 21, 2025
20

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $7,642,070 as income sourced from foreign countries for the fiscal year ended September 30, 2025 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $688,531 as taxes paid from foreign countries for the fiscal year ended September 30, 2025 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2025 calendar year with Form1099-DIV which will be mailed in early 2026. Also the fund reports the maximum amount allowable, but not less than $12,324,719 as ordinary income dividends paid during the fiscal year ended September 30, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) Section 852(b)(3)(C) of the Internal Revenue Code. The fund also hereby reports $5.1872 per share as a long-term capital gain distribution and $1.7669 per share as a short-term capital gain distribution paid on December 16, 2024.
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $51,830.
24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
25

© 2025 BNY Mellon Securities Corporation
Code-6916NCSRAR0925

BNY Mellon Small Cap Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2025

Class	Ticker
A	RUDAX
C	BOSCX
I	STSVX
Y	BOSYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

Description	Shares	Value ($)
Common Stocks — 96.6%
Automobiles & Components — .9%
Visteon Corp.	3,955	474,046
Banks — 16.7%
Banc of California, Inc.	44,642	738,825
BankUnited, Inc.	17,339	661,656
Columbia Banking System, Inc.	34,132	878,558
First Busey Corp.	33,931	785,503
First Horizon Corp.	47,540	1,074,879
First Merchants Corp.	14,673	553,172
Metropolitan Bank Holding Corp.	4,185	313,122
Origin Bancorp, Inc.	12,906	445,515
Seacoast Banking Corp. of Florida	9,514	289,511
Simmons First National Corp., Cl. A	34,088	653,467
SouthState Corp.	4,403	435,324
Stellar Bancorp, Inc.	11,905	361,198
Texas Capital Bancshares, Inc.(a)	9,815	829,662
UMB Financial Corp.	4,639	549,026
United Community Banks, Inc.	16,330	511,945
		9,081,363
Capital Goods — 10.0%
BWX Technologies, Inc.	3,968	731,580
Enpro, Inc.	2,373	536,298
Flowserve Corp.	8,263	439,096
Fluor Corp.(a)	12,546	527,810
Gates Industrial Corp. PLC(a)	26,440	656,241
Hayward Holdings, Inc.(a)	33,495	506,444
Herc Holdings, Inc.(b)	2,558	298,416
Janus International Group, Inc.(a)	60,127	593,454
Matrix Service Co.(a)	24,485	320,264
MYR Group, Inc.(a)	2,203	458,290
NPK International, Inc.(a)	30,167	341,189
		5,409,082
Commercial & Professional Services — 4.1%
ACV Auctions, Inc., Cl. A(a)	27,380	271,336
BlackSky Technology, Inc.(a),(b)	17,241	347,406
CSG Systems International, Inc.	10,332	665,174
HNI Corp.	9,122	427,366
Korn Ferry	7,214	504,836
		2,216,118
Consumer Discretionary Distribution & Retail — .5%
Stitch Fix, Inc., Cl. A(a),(b)	56,836	247,237
Consumer Durables & Apparel — 5.6%
Figs, Inc., Cl. A(a)	62,528	418,312
Levi Strauss & Co., Cl. A	20,314	473,316
Malibu Boats, Inc., Cl. A(a)	15,616	506,739
Meritage Homes Corp.	6,636	480,646
Steven Madden Ltd.(b)	13,489	451,612
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Consumer Durables & Apparel — 5.6% (continued)
The Lovesac Company(a),(b)	11,010	186,399
YETI Holdings, Inc.(a)	15,878	526,832
		3,043,856
Consumer Services — 4.3%
First Watch Restaurant Group, Inc.(a)	22,329	349,226
Genius Sports Ltd.(a)	81,676	1,011,149
Lindblad Expeditions Holdings, Inc.(a)	26,295	336,576
Perdoceo Education Corp.	17,337	652,911
		2,349,862
Energy — 7.5%
Antero Resources Corp.(a)	13,911	466,853
Cactus, Inc., Cl. A	9,370	369,834
California Resources Corp.	7,723	410,709
Centrus Energy Corp., Cl. A(a),(b)	867	268,831
Crescent Energy Co., Cl. A	76,543	682,764
Expro Group Holdings NV(a)	45,030	534,956
Liberty Energy, Inc.	50,038	617,469
Northern Oil & Gas, Inc.	11,975	296,980
PBF Energy, Inc., Cl. A	14,431	435,383
		4,083,779
Equity Real Estate Investment Trusts — 8.0%
Americold Realty Trust, Inc.(b),(c)	27,754	339,709
CareTrust REIT, Inc.(c)	10,248	355,401
COPT Defense Properties(c)	13,375	388,678
Douglas Emmett, Inc.(b),(c)	26,071	405,925
EPR Properties(c)	5,214	302,464
Healthpeak Properties, Inc.(c)	24,699	472,986
NETSTREIT Corp.(b),(c)	24,823	448,303
PotlatchDeltic Corp.(c)	11,059	450,654
Ryman Hospitality Properties, Inc.(b),(c)	4,018	359,973
STAG Industrial, Inc.(c)	15,648	552,218
Urban Edge Properties(c)	13,418	274,666
		4,350,977
Financial Services — 6.8%
Marex Group PLC	9,879	332,132
Moelis & Co., Cl. A	7,384	526,627
PennyMac Financial Services, Inc.	5,189	642,813
SLM Corp.	15,620	432,362
Voya Financial, Inc.	8,110	606,628
Walker & Dunlop, Inc.	6,346	530,652
WisdomTree, Inc.(b)	43,381	602,996
		3,674,210
Food, Beverage & Tobacco — 1.4%
J & J Snack Foods Corp.	4,252	408,574
Nomad Foods Ltd.	27,245	358,272
		766,846
Health Care Equipment & Services — 5.1%
Acadia Healthcare Co., Inc.(a)	11,337	280,704
Addus HomeCare Corp.(a)	2,249	265,360
Certara, Inc.(a),(b)	26,083	318,734
Encompass Health Corp.	4,955	629,384
4

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Health Care Equipment & Services — 5.1% (continued)
Envista Holdings Corp.(a)	19,433	395,850
Evolent Health, Inc., Cl. A(a)	37,103	313,892
Privia Health Group, Inc.(a)	23,430	583,407
		2,787,331
Insurance — .9%
The Baldwin Insurance Group, Inc.(a)	17,395	490,713
Materials — 4.1%
Alamos Gold, Inc., Cl. A	22,743	792,821
Alcoa Corp.	13,300	437,437
Knife River Corp.(a)	7,250	557,307
Methanex Corp.	11,318	450,004
		2,237,569
Media & Entertainment — 3.2%
John Wiley & Sons, Inc., Cl. A	14,268	577,426
Lionsgate Studios Corp.(a)	55,775	384,848
Magnite, Inc.(a)	26,221	571,093
Starz Entertainment Corp.(a)	14,980	220,655
		1,754,022
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
KalVista Pharmaceuticals, Inc.(a)	24,607	299,713
Mirum Pharmaceuticals, Inc.(a)	6,620	485,312
Soleno Therapeutics, Inc.(a)	6,264	423,447
Syndax Pharmaceuticals, Inc.(a)	18,508	284,746
		1,493,218
Real Estate Management & Development — 1.2%
Newmark Group, Inc., Cl. A	34,896	650,810
Semiconductors & Semiconductor Equipment — 3.1%
Cohu, Inc.(a)	22,199	451,306
Ichor Holdings Ltd.(a)	14,914	261,293
Synaptics, Inc.(a)	7,722	527,722
Ultra Clean Holdings, Inc.(a)	16,829	458,590
		1,698,911
Software & Services — 1.5%
Blackbaud, Inc.(a)	5,028	323,351
Dolby Laboratories, Inc., Cl. A	6,866	496,892
		820,243
Technology Hardware & Equipment — 2.7%
Belden, Inc.	4,501	541,335
Lumentum Holdings, Inc.(a)	1,700	276,607
Viavi Solutions, Inc.(a)	50,695	643,320
		1,461,262
Transportation — 2.1%
SkyWest, Inc.(a)	3,371	339,190
Strata Critical Medical, Inc.(a)	53,051	268,438
Sun Country Airlines Holdings, Inc.(a)	46,833	553,098
		1,160,726
Utilities — 4.1%
Chesapeake Utilities Corp.(b)	3,819	514,381
MDU Resources Group, Inc.	34,500	614,445
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Utilities — 4.1% (continued)
ONE Gas, Inc.	7,118	576,131
Southwest Gas Holdings, Inc.	6,251	489,703
		2,194,660
Total Common Stocks (cost $43,230,501)		52,446,841

	1-Day Yield (%)
Investment Companies — 3.3%
Registered Investment Companies — 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,794,097)	4.28	1,794,097	1,794,097
Investment of Cash Collateral for Securities Loaned — 3.2%
Registered Investment Companies — 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,709,981)	4.28	1,709,981	1,709,981
Total Investments (cost $46,734,579)		103.1%	55,950,919
Liabilities, Less Cash and Receivables		(3.1%)	(1,678,121)
Net Assets		100.0%	54,272,798

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $4,404,344 and the value of the collateral was
$4,568,056, consisting of cash collateral of $1,709,981 and U.S. Government & Agency securities valued at $2,858,075.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 9/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.3%	860,931	23,493,983	(22,560,817)	1,794,097	35,622
Investment of Cash Collateral for Securities Loaned - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.2%	1,464,976	28,204,428	(27,959,423)	1,709,981	6,956††
Total - 6.5%	2,325,907	51,698,411	(50,520,240)	3,504,078	42,578

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $4,404,344)—Note 1(c):
Unaffiliated issuers	43,230,501	52,446,841
Affiliated issuers	3,504,078	3,504,078
Dividends and securities lending income receivable		74,503
Receivable for shares of Beneficial Interest subscribed		2,188
Tax reclaim receivable—Note 1(b)		1,151
Prepaid expenses		37,213
		56,065,974
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		52,135
Liability for securities on loan—Note 1(c)		1,709,981
Trustees’ fees and expenses payable		467
Other accrued expenses		30,593
		1,793,176
Net Assets ($)		54,272,798
Composition of Net Assets ($):
Paid-in capital		31,937,263
Total distributable earnings (loss)		22,335,535
Net Assets ($)		54,272,798

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	17,459,999	522,935	27,673,252	8,616,612
Shares Outstanding	895,153	29,042	1,399,452	431,020
Net Asset Value Per Share ($)	19.51	18.01	19.77	19.99
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income ($):
Income:
Cash dividends (net of $1,789 foreign taxes withheld at source):
Unaffiliated issuers	1,181,146
Affiliated issuers	35,622
Affiliated income net of rebates from securities lending—Note 1(c)	6,956
Total Income	1,223,724
Expenses:
Management fee—Note 3(a)	548,283
Shareholder servicing costs—Note 3(c)	94,363
Professional fees	90,866
Registration fees	69,323
Administration fee—Note 3(a)	41,121
Chief Compliance Officer fees—Note 3(c)	25,599
Interest expense—Note 2	18,492
Prospectus and shareholders’ reports	15,635
Shareholder and regulatory reports service fees—Note 3(c)	12,167
Trustees’ fees and expenses—Note 3(d)	7,115
Custodian fees—Note 3(c)	6,880
Distribution Plan fees—Note 3(b)	3,743
Loan commitment fees—Note 2	863
Miscellaneous	16,948
Total Expenses	951,398
Less—reduction in expenses due to undertaking—Note 3(a)	(102,805)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,208)
Net Expenses	847,385
Net Investment Income	376,339
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	17,522,082
Net change in unrealized appreciation (depreciation) on investments	(13,449,877)
Net Realized and Unrealized Gain (Loss) on Investments	4,072,205
Net Increase in Net Assets Resulting from Operations	4,448,544
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
Operations ($):
Net investment income	376,339	1,225,316
Net realized gain (loss) on investments	17,522,082	7,714,907
Net change in unrealized appreciation (depreciation) on investments	(13,449,877)	12,896,856
Net Increase (Decrease) in Net Assets Resulting from Operations	4,448,544	21,837,079
Distributions ($):
Distributions to shareholders:
Class A	(2,453,470)	(883,939)
Class C	(67,880)	(23,636)
Class I	(6,311,648)	(4,704,840)
Class Y	(1,202,218)	(2,276,544)
Total Distributions	(10,035,216)	(7,888,959)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	327,863	382,954
Class C	5,703	5,977
Class I	3,890,467	9,591,502
Class Y	1,228,279	3,100,094
Distributions reinvested:
Class A	2,363,215	848,033
Class C	67,880	23,636
Class I	5,547,124	4,475,181
Class Y	1,202,218	2,276,544
Cost of shares redeemed:
Class A	(3,052,200)	(3,543,315)
Class C	(58,459)	(129,892)
Class I	(52,043,219)	(44,953,255)
Class Y	(1,508,038)	(44,788,393)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(42,029,167)	(72,710,934)
Total Increase (Decrease) in Net Assets	(47,615,839)	(58,762,814)
Net Assets ($):
Beginning of Period	101,888,637	160,651,451
End of Period	54,272,798	101,888,637
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended September 30,
	2025	2024
Capital Share Transactions (Shares):
Class A
Shares sold	17,398	19,205
Shares issued for distributions reinvested	126,173	44,446
Shares redeemed	(160,384)	(185,426)
Net Increase (Decrease) in Shares Outstanding	(16,813)	(121,775)
Class C
Shares sold	294	319
Shares issued for distributions reinvested	3,900	1,318
Shares redeemed	(3,069)	(7,312)
Net Increase (Decrease) in Shares Outstanding	1,125	(5,675)
Class I
Shares sold	206,598	497,340
Shares issued for distributions reinvested	292,879	232,477
Shares redeemed	(2,554,547)	(2,293,742)
Net Increase (Decrease) in Shares Outstanding	(2,055,070)	(1,563,925)
Class Y
Shares sold	60,046	158,961
Shares issued for distributions reinvested	62,812	117,227
Shares redeemed	(80,439)	(2,313,523)
Net Increase (Decrease) in Shares Outstanding	42,419	(2,037,335)
See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.10	18.65	19.20	24.59	15.58
Investment Operations:
Net investment income(a)	.06	.11	.14	.10	.05
Net realized and unrealized gain (loss) on investments	1.13	3.23	1.01	(2.58)	9.06
Total from Investment Operations	1.19	3.34	1.15	(2.48)	9.11
Distributions:
Dividends from net investment income	(.28 )	(.11 )	-	-	(.10 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(2.78)	(.89 )	(1.70)	(2.91)	(.10 )
Net asset value, end of period	19.51	21.10	18.65	19.20	24.59
Total Return (%)(b)	6.14	18.38	5.93	(11.39)	58.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.62	1.45	1.37	1.35	1.34
Ratio of net expenses to average net assets	1.47 (c),(d)	1.38 (c),(d)	1.37 (d)	1.35	1.34
Ratio of net investment income to average net assets	.32 (c),(d)	.58 (c),(d)	.71 (d)	.44	.22
Portfolio Turnover Rate	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	17,460	19,240	19,277	20,205	26,092

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.69	17.51	18.27	23.72	15.08
Investment Operations:
Net investment (loss)(a)	(.09 )	(.06 )	(.03 )	(.08 )	(.13 )
Net realized and unrealized gain (loss) on investments	1.04	3.02	.97	(2.46)	8.77
Total from Investment Operations	.95	2.96	.94	(2.54)	8.64
Distributions:
Dividends from net investment income	(.13 )	-	-	-	-
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(2.63)	(.78 )	(1.70)	(2.91)	-
Net asset value, end of period	18.01	19.69	17.51	18.27	23.72
Total Return (%)(b)	5.28	17.32	5.02	(12.14)	57.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.47	2.36	2.23	2.18	2.19
Ratio of net expenses to average net assets	2.32 (c),(d)	2.30 (c),(d)	2.23 (d)	2.18	2.19
Ratio of net investment (loss) to average net assets	(.53 )(c),(d)	(.33 )(c),(d)	(.16 )(d)	(.38 )	(.61 )
Portfolio Turnover Rate	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	523	550	588	851	1,010

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Year Ended September 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.34	18.86	19.39	24.78	15.69
Investment Operations:
Net investment income(a)	.12	.18	.21	.17	.12
Net realized and unrealized gain (loss) on investments	1.14	3.26	1.01	(2.61)	9.13
Total from Investment Operations	1.26	3.44	1.22	(2.44)	9.25
Distributions:
Dividends from net investment income	(.33 )	(.18 )	(.05 )	(.04 )	(.16 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(2.83)	(.96 )	(1.75)	(2.95)	(.16 )
Net asset value, end of period	19.77	21.34	18.86	19.39	24.78
Total Return (%)	6.50	18.75	6.27	(11.13)	59.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.11	1.05	1.03	1.03
Ratio of net expenses to average net assets	1.15 (b),(c)	1.04 (b),(c)	1.04 (c)	1.03	1.03
Ratio of net investment income to average net assets	.63 (b),(c)	.91 (b),(c)	1.04 (c)	.76	.53
Portfolio Turnover Rate	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	27,673	73,731	94,644	100,316	116,039

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.54	19.02	19.54	24.95	15.80
Investment Operations:
Net investment income(a)	.13	.17	.21	.18	.13
Net realized and unrealized gain (loss) on investments	1.15	3.31	1.03	(2.63)	9.19
Total from Investment Operations	1.28	3.48	1.24	(2.45)	9.32
Distributions:
Dividends from net investment income	(.33 )	(.18 )	(.06 )	(.05 )	(.17 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(2.83)	(.96 )	(1.76)	(2.96)	(.17 )
Net asset value, end of period	19.99	21.54	19.02	19.54	24.95
Total Return (%)	6.55	18.85	6.32	(11.09)	59.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25	1.05	1.01	.99	1.00
Ratio of net expenses to average net assets	1.10 (b),(c)	1.01 (b),(c)	1.01 (c)	.99	1.00
Ratio of net investment income to average net assets	.69 (b),(c)	.88 (b),(c)	1.06 (c)	.80	.56
Portfolio Turnover Rate	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	8,617	8,369	46,142	41,480	48,534

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	52,446,841	—	—	52,446,841
Investment Companies	3,504,078	—	—	3,504,078
	55,950,919	—	—	55,950,919

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance
16

NOTES TO FINANCIAL STATEMENTS (continued)
with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2025, BNY earned $946 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	4,404,344
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,404,344)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not
17

NOTES TO FINANCIAL STATEMENTS (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $550,511, undistributed capital gains $12,850,357 and unrealized appreciation $8,934,667.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows: ordinary income $1,135,017 and $1,412,922, and long-term capital gains $8,900,199 and $6,476,037, respectively.
During the period ended September 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $3,074,575 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2025, the fund was charged $18,492 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2025 was approximately $335,068 with a related weighted average annualized interest rate of 5.52%. As of September 30, 2025, the fund has no outstanding loan balance from either Facility.
18

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2024 through February 27, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .15% of the value of the fund’s average daily net assets. On or after February 27, 2026, the Adviser may terminate this expense limitation agreement at any time.The reduction in expenses, pursuant to the undertaking, amounted to $102,805 during the period ended September 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $41,121 during the period ended September 30, 2025.
During the period ended September 30, 2025, the Distributor retained $80 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2025, Class C shares were charged $3,743 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2025, Class A and Class C shares were charged $44,404 and $1,248, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2025, the fund was charged $10,306 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,208.
19

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2025, the fund was charged $6,880 pursuant to the custody agreement.
During the period ended September 30, 2025, the fund was charged $25,599 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended September 30, 2025, the Custodian was compensated $12,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $36,133, Administration fees of $2,710, Distribution Plan fees of $325, Shareholder Services Plan fees of $3,747, Custodian fees of $2,000, Chief Compliance Officer fees of $4,774, Transfer Agent fees of $2,715 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $6,936.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2025, amounted to $40,322,241 and $92,977,346, respectively.
At September 30, 2025, the cost of investments for federal income tax purposes was $47,016,252; accordingly, accumulated net unrealized appreciation on investments was $8,934,667, consisting of $11,449,380 gross unrealized appreciation and $2,514,713 gross unrealized depreciation.
NOTE 5—
Plan of Reorganization:
The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).
It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
NOTE 6—
Subsequent Event:
Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Administration Agreement. As of the Effective Date, the fund will be administered by the Adviser.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Small Cap Value Fund and Board of Trustees of BNY Mellon Investment Funds I :
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Small Cap Value Fund (the Fund), a series of BNY Mellon Investment Funds I, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 21, 2025
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $1,135,017 as ordinary income dividends paid during the year ended September 30, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 100% of ordinary income dividends paid during the year ended September 30, 2025 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $2.5004 per share as a long-term capital gain distribution paid on December 17, 2024.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $32,714.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
26

© 2025 BNY Mellon Securities Corporation
Code-6944NCSRAR0925

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2025

Class	Ticker
A	DBMAX
C	DBMCX
I	SDSCX
Y	DBMYX
Z	DBMZX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

Description	Shares	Value ($)
Common Stocks — 96.4%
Automobiles & Components — 2.9%
Modine Manufacturing Co.(a)	70,195	9,978,921
Visteon Corp.	159,868	19,161,779
		29,140,700
Banks — 3.9%
Old National Bancorp	411,367	9,029,506
SouthState Corp.	139,873	13,829,243
Texas Capital Bancshares, Inc.(a)	192,689	16,288,001
		39,146,750
Capital Goods — 28.5%
AeroVironment, Inc.(a)	106,393	33,502,092
Builders FirstSource, Inc.(a)	123,746	15,004,203
Construction Partners, Inc., Cl. A(a)	142,239	18,064,353
Curtiss-Wright Corp.	56,521	30,687,512
Esab Corp.	168,407	18,817,798
Fortune Brands Innovations, Inc.	272,715	14,560,254
Herc Holdings, Inc.	82,776	9,656,648
Hubbell, Inc.	33,689	14,496,714
Karman Holdings, Inc.(a)	411,392	29,702,502
Masco Corp.	197,655	13,912,935
Regal Rexnord Corp.	165,115	23,684,096
SiteOne Landscape Supply, Inc.(a)	65,728	8,465,766
The Timken Company	368,985	27,740,292
Vertiv Holdings Co., Cl. A	97,471	14,704,475
WESCO International, Inc.	77,660	16,425,090
		289,424,730
Commercial & Professional Services — .8%
HNI Corp.	166,006	7,777,381
Consumer Discretionary Distribution & Retail — 3.5%
RH(a)	45,744	9,293,351
Warby Parker, Inc., Cl. A(a)	941,850	25,976,223
		35,269,574
Consumer Durables & Apparel — 2.2%
Brunswick Corp.	344,840	21,807,681
Consumer Services — 1.5%
Black Rock Coffee Bar, Inc., Cl. A(a)	288,662	6,887,475
First Watch Restaurant Group, Inc.(a)	536,722	8,394,332
		15,281,807
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	35,743	20,206,233
Financial Services — 2.6%
Moelis & Co., Cl. A	223,839	15,964,198
Rocket Cos., Inc., Cl. A(b)	531,040	10,291,555
		26,255,753
Food, Beverage & Tobacco — .9%
Freshpet, Inc.(a),(b)	172,898	9,528,409
Health Care Equipment & Services — 4.3%
GeneDx Holdings Corp.(a)	52,034	5,606,143

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.4% (continued)
Health Care Equipment & Services — 4.3% (continued)
Guardant Health, Inc.(a)	253,267	15,824,122
Privia Health Group, Inc.(a)	878,691	21,879,406
		43,309,671
Insurance — 3.8%
Assurant, Inc.	74,446	16,125,004
The Baldwin Insurance Group, Inc.(a),(b)	800,167	22,572,711
		38,697,715
Materials — 2.8%
Eagle Materials, Inc.	83,864	19,543,667
Louisiana-Pacific Corp.	100,941	8,967,598
		28,511,265
Pharmaceuticals, Biotechnology & Life Sciences — 14.8%
Ascendis Pharma A/S, ADR(a)	53,582	10,652,637
Bio-Techne Corp.	353,334	19,655,970
Bridgebio Pharma, Inc.(a),(b)	155,483	8,075,787
Denali Therapeutics, Inc.(a)	184,891	2,684,617
Elanco Animal Health, Inc.(a),(b)	547,269	11,021,998
Insmed, Inc.(a)	111,278	16,025,145
Madrigal Pharmaceuticals, Inc.(a)	14,170	6,499,212
Mirum Pharmaceuticals, Inc.(a)	99,311	7,280,489
Monopar Therapeutics, Inc.(a)	4,438	362,452
Natera, Inc.(a)	57,282	9,220,684
Newamsterdam Pharma Co. NV(a),(b)	161,284	4,586,917
Repligen Corp.(a)	212,459	28,399,395
Soleno Therapeutics, Inc.(a)	192,995	13,046,462
Syndax Pharmaceuticals, Inc.(a)	227,042	3,493,041
Twist Bioscience Corp.(a)	155,729	4,382,214
Xenon Pharmaceuticals, Inc.(a)	116,393	4,673,179
		150,060,199
Semiconductors & Semiconductor Equipment — 8.3%
Astera Labs, Inc.(a)	54,992	10,767,433
FormFactor, Inc.(a)	381,611	13,898,273
MKS, Inc.	62,136	7,690,573
Rambus, Inc.(a)	261,141	27,210,892
SiTime Corp.(a)	82,567	24,878,263
		84,445,434
Software & Services — 10.6%
Bentley Systems, Inc., Cl. B	217,636	11,203,901
Cellebrite DI Ltd.(a)	340,957	6,317,933
Dynatrace, Inc.(a)	233,869	11,330,953
Elastic NV(a)	138,881	11,734,056
JFrog Ltd.(a)	196,373	9,294,334
Klaviyo, Inc., Cl. A(a)	562,206	15,567,484
Life360, Inc.(a),(b)	112,310	11,938,553
Monday.com Ltd.(a)	105,836	20,499,375
Nutanix, Inc., Cl. A(a)	130,241	9,688,628
		107,575,217

Description	Shares	Value ($)
Common Stocks — 96.4% (continued)
Technology Hardware & Equipment — 3.0%
Cognex Corp.	458,219	20,757,321
Pure Storage, Inc., Cl. A(a)	119,837	10,043,539
		30,800,860
Total Common Stocks (cost $821,154,656)		977,239,379
Private Equity — 2.1%
Consumer Staples Distribution & Retail — .7%
Supplying Demand, Inc., Ser. E (a),(c)	497,558	6,403,571
Real Estate Management & Development — .2%
Roofstock, Ser. E (a),(c)	346,123	2,052,509
Software & Services — 1.2%
Fundbox, Ser. D (a),(c)	702,664	6,935,294
Locus Robotics, Ser. F (a),(c)	101,086	5,236,255
		12,171,549
Total Private Equity (cost $29,263,820)		20,627,629

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(c) (cost $0)	160,644	194,379

	1-Day Yield (%)	Shares
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $7,012,190)	4.28	7,012,190	7,012,190
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $8,333,739)	4.28	8,333,739	8,333,739
Total Investments (cost $865,764,405)		100.0%	1,013,407,316
Cash and Receivables (Net)		.0%	339,237
Net Assets		100.0%	1,013,746,553

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $61,337,957 and the value of the collateral was
$62,084,136, consisting of cash collateral of $8,333,739 and U.S. Government & Agency securities valued at $53,750,397.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at September 30, 2025. These securities were valued at $20,822,008 or 2.1% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (continued)

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 9/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	11,689,632	694,486,160	(699,163,602)	7,012,190	642,153
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	9,071,848	293,398,350	(294,136,459)	8,333,739	303,477††
Total - 1.5%	20,761,480	987,884,510	(993,300,061)	15,345,929	945,630

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $61,337,957)—Note 1(b):
Unaffiliated issuers	850,418,476	998,061,387
Affiliated issuers	15,345,929	15,345,929
Receivable for investment securities sold		24,181,070
Dividends and securities lending income receivable		207,275
Receivable for shares of Beneficial Interest subscribed		73,413
Prepaid expenses		52,958
		1,037,922,032
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		663,578
Payable for investment securities purchased		13,541,527
Liability for securities on loan—Note 1(b)		8,333,739
Payable for shares of Beneficial Interest redeemed		1,442,554
Trustees’ fees and expenses payable		6,282
Other accrued expenses		187,799
		24,175,479
Net Assets ($)		1,013,746,553
Composition of Net Assets ($):
Paid-in capital		559,223,159
Total distributable earnings (loss)		454,523,394
Net Assets ($)		1,013,746,553

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	352,262,643	26,271,520	431,687,670	85,976,653	117,548,067
Shares Outstanding	11,743,173	1,089,416	13,525,104	2,655,457	3,706,347
Net Asset Value Per Share ($)	30.00	24.12	31.92	32.38	31.72
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,787,828
Affiliated issuers	642,153
Affiliated income net of rebates from securities lending—Note 1(b)	303,477
Interest	3,435
Total Income	3,736,893
Expenses:
Management fee—Note 3(a)	6,770,156
Shareholder servicing costs—Note 3(c)	1,876,721
Distribution/Service Plans fees—Note 3(b)	384,266
Administration fee—Note 3(a)	324,102
Professional fees	146,861
Trustees’ fees and expenses—Note 3(d)	129,027
Prospectus and shareholders’ reports	94,622
Registration fees	91,788
Chief Compliance Officer fees—Note 3(c)	26,089
Custodian fees—Note 3(c)	17,388
Loan commitment fees—Note 2	17,156
Interest expense—Note 2	13,395
Shareholder and regulatory reports service fees—Note 3(c)	12,167
Miscellaneous	65,359
Total Expenses	9,969,097
Less—reduction in expenses due to undertaking—Note 3(a)	(564,341)
Less—reduction in fees due to earnings credits—Note 3(c)	(14,211)
Net Expenses	9,390,545
Net Investment (Loss)	(5,653,652)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	433,139,253
Net change in unrealized appreciation (depreciation) on investments	(228,167,878)
Net Realized and Unrealized Gain (Loss) on Investments	204,971,375
Net Increase in Net Assets Resulting from Operations	199,317,723
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
Operations ($):
Net investment (loss)	(5,653,652)	(9,792,706)
Net realized gain (loss) on investments	433,139,253	266,772,375
Net change in unrealized appreciation (depreciation) on investments	(228,167,878)	24,511,509
Net Increase (Decrease) in Net Assets Resulting from Operations	199,317,723	281,491,178
Distributions ($):
Distributions to shareholders:
Class A	(872,842)	-
Class C	(89,191)	-
Class I	(1,216,423)	-
Class Y	(379,616)	-
Class Z	(244,372)	-
Total Distributions	(2,802,444)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,919,643	23,775,599
Class C	1,128,957	1,996,898
Class I	47,610,637	122,645,712
Class Y	16,756,553	23,736,961
Class Z	444,267	687,938
Distributions reinvested:
Class A	825,407	-
Class C	85,346	-
Class I	1,124,003	-
Class Y	378,603	-
Class Z	229,656	-
Cost of shares redeemed:
Class A	(90,575,548)	(97,740,182)
Class C	(10,976,628)	(16,694,169)
Class I	(280,941,080)	(1,102,540,908)
Class Y	(140,914,573)	(160,553,750)
Class Z	(8,324,513)	(16,222,694)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(446,229,270)	(1,220,908,595)
Total Increase (Decrease) in Net Assets	(249,713,991)	(939,417,417)
Net Assets ($):
Beginning of Period	1,263,460,544	2,202,877,961
End of Period	1,013,746,553	1,263,460,544

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended September 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	616,910	994,883
Shares issued for distributions reinvested	28,355	-
Shares redeemed	(3,258,633)	(4,078,920)
Net Increase (Decrease) in Shares Outstanding	(2,613,368)	(3,084,037)
Class C(a)
Shares sold	50,356	103,256
Shares issued for distributions reinvested	3,623	-
Shares redeemed	(498,314)	(859,292)
Net Increase (Decrease) in Shares Outstanding	(444,335)	(756,036)
Class I(b)
Shares sold	1,661,644	4,858,328
Shares issued for distributions reinvested	36,364	-
Shares redeemed	(9,701,023)	(42,915,244)
Net Increase (Decrease) in Shares Outstanding	(8,003,015)	(38,056,916)
Class Y
Shares sold	571,512	925,013
Shares issued for distributions reinvested	12,085	-
Shares redeemed	(4,670,888)	(6,607,890)
Net Increase (Decrease) in Shares Outstanding	(4,087,291)	(5,682,877)
Class Z(b)
Shares sold	14,735	27,307
Shares issued for distributions reinvested	7,471	-
Shares redeemed	(287,719)	(645,352)
Net Increase (Decrease) in Shares Outstanding	(265,513)	(618,045)

(a)
During the period ended September 30, 2025, 333 Class C shares representing $7,168 were automatically converted to 270 Class A shares and during the period ended September 30, 2024, 669 Class C shares representing $12,847 were automatically converted to 544 Class A shares.

(b)
During the period ended September 30, 2024, 8,491 Class A shares representing $209,633 were exchanged for 8,002 Class I shares and 185 Class Z shares representing $4,804 were exchanged for 184 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.32	21.91	20.24	37.14	32.98
Investment Operations:
Net investment (loss)(a)	(.17 )	(.17 )	(.12 )	(.18 )	(.29 )
Net realized and unrealized gain (loss) on investments	4.91	3.58	1.79	(13.59)	7.54
Total from Investment Operations	4.74	3.41	1.67	(13.77)	7.25
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	30.00	25.32	21.91	20.24	37.14
Total Return (%)(b)	18.74	15.56	8.25	(40.04)	22.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.02	1.00	.98	.95
Ratio of net expenses to average net assets	.97 (c),(d)	1.01 (c),(d)	.99 (c),(d)	.93 (c)	.95
Ratio of net investment (loss) to average net assets	(.64 )(c),(d)	(.73 )(c),(d)	(.53 )(c),(d)	(.65 )(c)	(.77 )
Portfolio Turnover Rate	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	352,263	363,545	382,062	414,597	729,672

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.54	17.91	16.69	31.46	28.55
Investment Operations:
Net investment (loss)(a)	(.33 )	(.30 )	(.25 )	(.35 )	(.49 )
Net realized and unrealized gain (loss) on investments	3.97	2.93	1.47	(11.29)	6.49
Total from Investment Operations	3.64	2.63	1.22	(11.64)	6.00
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	24.12	20.54	17.91	16.69	31.46
Total Return (%)(b)	17.74	14.62	7.37	(40.55)	21.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86	1.84	1.82	1.77	1.72
Ratio of net expenses to average net assets	1.81 (c),(d)	1.84 (c),(d)	1.81 (d)	1.77	1.72
Ratio of net investment (loss) to average net assets	(1.48)(c),(d)	(1.55)(c),(d)	(1.34)(d)	(1.50)	(1.54)
Portfolio Turnover Rate	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	26,272	31,501	41,021	50,375	105,686

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended September 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.88	23.19	21.38	38.97	34.40
Investment Operations:
Net investment (loss)(a)	(.12 )	(.12 )	(.07 )	(.14 )	(.20 )
Net realized and unrealized gain (loss) on investments	5.22	3.81	1.88	(14.32)	7.86
Total from Investment Operations	5.10	3.69	1.81	(14.46)	7.66
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	31.92	26.88	23.19	21.38	38.97
Total Return (%)	18.99	15.86	8.51	(39.92)	22.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.77	.76	.74	.70
Ratio of net expenses to average net assets	.74 (b),(c)	.77 (b),(c)	.75 (c)	.74	.70
Ratio of net investment (loss) to average net assets	(.41 )(b),(c)	(.47 )(b),(c)	(.29 )(c)	(.46 )	(.52 )
Portfolio Turnover Rate	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	431,688	578,594	1,382,038	1,629,646	3,541,043

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	27.24	23.48	21.62	39.34	34.67
Investment Operations:
Net investment (loss)(a)	(.09 )	(.10 )	(.05 )	(.11 )	(.18 )
Net realized and unrealized gain (loss) on investments	5.29	3.86	1.91	(14.48)	7.94
Total from Investment Operations	5.20	3.76	1.86	(14.59)	7.76
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	32.38	27.24	23.48	21.62	39.34
Total Return (%)	19.11	16.01	8.60	(39.88)	22.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.67	.65	.64	.63
Ratio of net expenses to average net assets	.64 (b),(c)	.66 (b),(c)	.65 (c)	.64	.63
Ratio of net investment (loss) to average net assets	(.31 )(b),(c)	(.38 )(b),(c)	(.19 )(c)	(.36 )	(.45 )
Portfolio Turnover Rate	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	85,977	183,650	291,767	275,433	472,711

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended September 30,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.73	23.09	21.30	38.86	34.33
Investment Operations:
Net investment (loss)(a)	(.14 )	(.15 )	(.09 )	(.15 )	(.23 )
Net realized and unrealized gain (loss) on investments	5.19	3.79	1.88	(14.28)	7.85
Total from Investment Operations	5.05	3.64	1.79	(14.43)	7.62
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	31.72	26.73	23.09	21.30	38.86
Total Return (%)	18.91	15.77	8.40	(39.96)	22.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.88	.84	.79	.77
Ratio of net expenses to average net assets	.83 (b),(c)	.87 (b),(c)	.84 (c)	.79	.77
Ratio of net investment (loss) to average net assets	(.48 )(b),(c)	(.59 )(b),(c)	(.38 )(c)	(.52 )	(.59 )
Portfolio Turnover Rate	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	117,548	106,171	105,989	102,449	182,502

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	977,239,379	—	—	977,239,379
Equity Securities - Private Equity	—	—	20,627,629	20,627,629
Rights	—	—	194,379	194,379
Investment Companies	15,345,929	—	—	15,345,929
	992,585,308	—	20,822,008	1,013,407,316

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities- Private Equity & Rights ($)
Balance as of 9/30/2024†	22,247,155
Purchases/Issuances	-
Sales/Dispositions	(1,197,532)
Net realized gain (loss)	(4,517,051)
Change in unrealized appreciation (depreciation)	4,289,436
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9/30/2025†	20,822,008
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 9/30/2025	3,384,613

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of September 30, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	20,627,629	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-5.8%)-(2.0%)/(-2.8%)
			Revenue Multiple during the last available quarter	(3.9x)-(6.9x)/(5.3x)
			Premium/Discount during the last available quarter	(-10.0%)-(143%)/(47.2%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and

NOTES TO FINANCIAL STATEMENTS (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2025, BNY earned $41,392 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	61,337,957
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(61,337,957)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $45,147,719, undistributed capital gains $276,668,951 and unrealized appreciation $132,706,724.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows: long-term capital gains $2,802,444 and $0, respectively.
During the period ended September 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $56,120,796 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2025, the fund was charged $13,395 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2025 was approximately $253,699 with a related weighted average annualized interest rate of 5.28%. As of September 30, 2025, the fund has no outstanding loan balance from either Facility.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed, from October 1, 2024 through January 31, 2026, to waive receipt of a portion of the fund’s management fee, in the amount of .05% of the value of the funds average daily net assets. On or after January 31, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $564,341 during the period ended September 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $324,102 during the period ended September 30, 2025.
During the period ended September 30, 2025, the Distributor retained $7,700 from commissions earned on sales of the fund’s Class A shares and $1,730 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2025, Class C shares were charged $215,634 pursuant to the Distribution Plan.
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended September 30, 2025, Class Z shares were charged $168,632 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2025, Class A and Class C shares were charged $885,088 and $71,878, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution/Service Plans and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution/Service Plans or Shareholder Services Plan .

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2025, the fund was charged $82,957 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $14,211.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2025, the fund was charged $17,388 pursuant to the custody agreement.
During the period ended September 30, 2025, the fund was charged $26,089 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended September 30, 2025, the Custodian was compensated $12,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $510,648, Administration fees of $43,116, Distribution/Service Plans fees of $29,653, Shareholder Services Plan fees of $77,271, Custodian fees of $8,800, Chief Compliance Officer fees of $4,981, Transfer Agent fees of $25,200 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $42,758.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2025, amounted to $1,459,846,919 and $1,919,665,896, respectively.
At September 30, 2025, the cost of investments for federal income tax purposes was $880,700,592; accordingly, accumulated net unrealized appreciation on investments was $132,706,724, consisting of $177,641,197 gross unrealized appreciation and $44,934,473 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Small/Mid Cap Growth Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Small/Mid Cap Growth Fund (the Fund), a series of BNY Mellon Investment Funds I, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, investees, and brokers; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 21, 2025

IMPORTANT TAX INFORMATION (Unaudited)
The fund hereby reports $.0623 per share as a long-term capital gain distribution paid on December 4, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $155,116.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6921NCSRAR0925

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 20, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)